Cover	Oct. 07, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2026
Entity File Number	001-42433
Entity Registrant Name	NEW ERA ENERGY & DIGITAL, INC.
Entity Central Index Key	0002028336
Entity Tax Identification Number	99-3749880
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	200 N. Loraine Street
Entity Address, Address Line Two	Suite 1324
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79701
City Area Code	432
Local Phone Number	695-6997
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	NUAI
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	NUAIW
Security Exchange Name	NASDAQ